Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
It is not our practice to time the release of material nonpublic information for the purpose of affecting the value of executive compensation or to take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, our board of directors or compensation committee has historically granted such awards on an annual schedule. Equity grants may also be made on other dates in connection with new hires, promotions or similar events.
In fiscal year 2024, no stock options, stock appreciation rights or similar option-like instruments were granted within four business days prior to, or one business day following, the filing or furnishing of a periodic or current report with the SEC.

Award Timing Method	Although we do not have a formal policy with respect to the timing of our equity award grants, our board of directors or compensation committee has historically granted such awards on an annual schedule. Equity grants may also be made on other dates in connection with new hires, promotions or similar events.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	It is not our practice to time the release of material nonpublic information for the purpose of affecting the value of executive compensation or to take material nonpublic information into account when determining the timing and terms of such awards.
MNPI Disclosure Timed for Compensation Value	false